Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PELOTON INTERACTIVE, INC. PAY VERSUS PERFORMANCE

In the below Pay Versus Performance Table, we provide information about the compensation of our named executive officers (“NEOs”) and the results of certain financial performance measures for each of the last three fiscal years. The amounts shown below are calculated in accordance with Rule 402(v) of Regulation
S-K
(the “PVP Rules”). For further information concerning our
pay-for-performance
philosophy and how we align executive compensation with our performance, refer to our CD&A.
Although the PVP Rules require us to disclose “compensation actually paid,” these amounts do not necessarily reflect compensation that our NEOs actually earned in the fiscal years shown. Instead, “compensation actually paid” reflects a calculation computed in accordance with the PVP Rules, including adjustments of the values of unvested and vested equity awards based on either their year-end
or vesting date stock prices and various accounting valuation assumptions. “Compensation actually paid” generally fluctuates due to stock price performance. We have not included a company-selected performance measure in our Pay Versus Performance Table or provided a tabular list of financial performance measures as described in Item 402(v)(6) of Regulation
S-K
because we generally do not grant performance-based equity awards or maintain an annual short-term incentive compensation plan.

PAY VERSUS PERFORMANCE
					AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS (2)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS (4)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:
YEAR (1)	SUMMARY COMPENSATION TABLE TOTAL FOR PEO (2)	COMPENSATION ACTUALLY PAID TO PEO (3)	SUMMARY COMPENSATION TABLE TOTAL FOR FORMER PEO (2)	COMPENSATION ACTUALLY PAID TO FORMER PEO (3)			TOTAL SHAREHOLDER RETURN (5)	PEER GROUP TOTAL SHAREHOLDER RETURN (6)	NET INCOME (7)

2023	$1,094,631	($6,088,273)	N/A	N/A	$13,786,240	$4,246,646	$13	$168	($1,261,700,000)

2022	$168,073,420	$32,829,750	$16,091,152	($178,221,274)	$13,065,720	($80,153,488)	$16	$123	($2,827,700,000)

2021	N/A	N/A	$17,800,028	$240,323,250	$9,702,663	$153,043,140	$215	$150	($189,000,000)

(1)
Barry McCarthy served as the Company’s Principal Executive Officer (our “PEO”) for the entirety of Fiscal 2023 and from February 9, 2022 to the end of Fiscal 2022. John Foley served as the Company’s PEO for the entirety of fiscal year 2021 and during fiscal year 2022 from July 1, 2021 to February 9, 2022 (our “Former PEO”).

The Company’s
“Non-PEO
NEOs” for the indicated fiscal years were as follows:

•	2023: Elizabeth Coddington, Leslie Berland, Jen Cotter, Thomas Cortese, and John Foley
•	2022: Jill Woodworth, Elizabeth Coddington, William Lynch, Thomas Cortese, Hisao Kushi, and Kevin Cornils
•	2021: Jill Woodworth, William Lynch, Thomas Cortese, and Hisao Kushi

(2)
Amounts reported in these columns represent the total compensation reported in the Summary Compensation Table for the indicated fiscal year in the case of (i) our PEO, (ii) our Former PEO, and (iii) the average for the applicable
Non-PEO
NEOs.

(3)
Amounts reported in these columns represent the compensation actually paid to (i) our PEO and (ii) our Former PEO for the indicated fiscal year, as calculated under the PVP Rules based on their total compensation reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the tables below:

PEO (BARRY MCCARTHY)

		2021	2022	2023

	Summary Compensation Table—Total Compensation	N/A	$168,073,420	$1,094,631

–	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	N/A	($167,628,328)	$0

+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	N/A	$27,248,168	$0

+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	N/A	$0	($8,162,034)

+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	N/A	$5,136,490	$0

+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	N/A	$0	$979,130

–	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	N/A	$0	$0

=	Compensation Actually Paid	N/A	$32,829,750	($6,088,273)

FORMER PEO (JOHN FOLEY)

		2021	2022	2023

	Summary Compensation Table—Total Compensation	$17,800,028	$16,091,152	N/A

–	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	($16,800,028)	($15,091,152)	N/A

+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$23,045,322	$527,703	N/A

+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$130,608,577	($96,540,499)	N/A

+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$3,343,796	$659,720	N/A

+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$82,325,555	($83,868,199)	N/A

–	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	N/A

=	Compensation Actually Paid	$240,323,250	($178,221,274)	N/A
For purposes of calculating compensation actually paid, compensation related to equity awards was remeasured. For RSUs, the fair values and the change in fair values were determined by the closing price of our common stock at each applicable year-end
date or, in the case of vested awards, the closing price on the vesting date. For stock options, a Black-Scholes-Merton option valuation model (“BSM model”) was used as of the applicable year-end
date or, in the case of vested options, the vesting date. The BSM model requires us to make assumptions and judgments regarding the variables used in the calculation, including the expected remaining term, expected volatility and the expected risk-free rate. The valuation assumptions used to calculate fair value of equity awards were methodologically consistent with those used to calculate the grant date fair value of such awards.

(4)
Amounts reported are the “compensation actually paid” to the
Non-PEO
NEOs in the indicated fiscal year, as computed
in
accordance with the PVP Rules, based on the average total compensation for such NEOs reported in the Summary Compensation Table for the indicated fiscal year and adjusted under the PVP Rules as shown in the table below (based on the averages for each category):

NEO AVERAGE

		2021	2022	2023

	Summary Compensation Table—Total Compensation	$9,702,663	$13,065,720	$13,786,240

–	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	($8,908,566)	($12,350,637)	($12,770,654)

+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$12,178,043	$2,443,442	$3,070,695

+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$83,639,367	($31,423,232)	($452,736)

+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$1,746,861	$647,513	$443,824

+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$54,684,772	($48,252,447)	$352,806

–	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	($4,283,846)	($183,530)

=	Compensation Actually Paid	$153,043,140	($80,153,488)	$4,246,646
We used the same assumptions relating to remeasurement of equity award compensation as disclosed above in footnote (3).

(5)
Our total shareholder return (“TSR”) assumes $100 was invested in our common stock on June 30, 2020, using the closing stock price on that date. Historic stock price performance is not necessarily indicative of future stock price performance.

(6)
We use the Nasdaq Computer Index for purposes of comparing our TSR to the TSR of a peer group or index (the “Peer Group TSR”), as disclosed in our Annual Report on Form
10-K
for the fiscal year ended June 30, 2022 pursuant to Item 201(e) of Regulation
S-K.
This calculation assumes that $100 was invested in this index on June 30, 2020 and that any dividends are reinvested.

(7)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote
The Company’s
“Non-PEO
NEOs” for the indicated fiscal years were as follows:

•	2023: Elizabeth Coddington, Leslie Berland, Jen Cotter, Thomas Cortese, and John Foley
•	2022: Jill Woodworth, Elizabeth Coddington, William Lynch, Thomas Cortese, Hisao Kushi, and Kevin Cornils
•	2021: Jill Woodworth, William Lynch, Thomas Cortese, and Hisao Kushi

Peer Group Issuers, Footnote
(6)
We use the Nasdaq Computer Index for purposes of comparing our TSR to the TSR of a peer group or index (the “Peer Group TSR”), as disclosed in our Annual Report on Form
10-K
for the fiscal year ended June 30, 2022 pursuant to Item 201(e) of Regulation
S-K.
This calculation assumes that $100 was invested in this index on June 30, 2020 and that any dividends are reinvested.

Adjustment To PEO Compensation, Footnote
(3)
Amounts reported in these columns represent the compensation actually paid to (i) our PEO and (ii) our Former PEO for the indicated fiscal year, as calculated under the PVP Rules based on their total compensation reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the tables below:

PEO (BARRY MCCARTHY)

		2021	2022	2023

	Summary Compensation Table—Total Compensation	N/A	$168,073,420	$1,094,631

–	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	N/A	($167,628,328)	$0

+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	N/A	$27,248,168	$0

+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	N/A	$0	($8,162,034)

+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	N/A	$5,136,490	$0

+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	N/A	$0	$979,130

–	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	N/A	$0	$0

=	Compensation Actually Paid	N/A	$32,829,750	($6,088,273)

FORMER PEO (JOHN FOLEY)

		2021	2022	2023

	Summary Compensation Table—Total Compensation	$17,800,028	$16,091,152	N/A

–	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	($16,800,028)	($15,091,152)	N/A

+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$23,045,322	$527,703	N/A

+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$130,608,577	($96,540,499)	N/A

+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$3,343,796	$659,720	N/A

+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$82,325,555	($83,868,199)	N/A

–	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	N/A

=	Compensation Actually Paid	$240,323,250	($178,221,274)	N/A

Non-PEO NEO Average Total Compensation Amount	$ 13,786,240	$ 13,065,720	$ 9,702,663
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,246,646	(80,153,488)	153,043,140
Adjustment to Non-PEO NEO Compensation Footnote
(4)
Amounts reported are the “compensation actually paid” to the
Non-PEO
NEOs in the indicated fiscal year, as computed
in
accordance with the PVP Rules, based on the average total compensation for such NEOs reported in the Summary Compensation Table for the indicated fiscal year and adjusted under the PVP Rules as shown in the table below (based on the averages for each category):

NEO AVERAGE

		2021	2022	2023

	Summary Compensation Table—Total Compensation	$9,702,663	$13,065,720	$13,786,240

–	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	($8,908,566)	($12,350,637)	($12,770,654)

+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$12,178,043	$2,443,442	$3,070,695

+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$83,639,367	($31,423,232)	($452,736)

+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$1,746,861	$647,513	$443,824

+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$54,684,772	($48,252,447)	$352,806

–	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	($4,283,846)	($183,530)

=	Compensation Actually Paid	$153,043,140	($80,153,488)	$4,246,646

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 13	16	215
Peer Group Total Shareholder Return Amount	168	123	150
Net Income (Loss)	(1,261,700,000)	(2,827,700,000)	(189,000,000)
Barry McCarthy [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	1,094,631	168,073,420
PEO Actually Paid Compensation Amount	$ (6,088,273)	32,829,750
PEO Name	Barry McCarthy
John Foley [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		16,091,152	17,800,028
PEO Actually Paid Compensation Amount		(178,221,274)	240,323,250
PEO Name	John Foley
PEO | Barry McCarthy [Member] | Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	(167,628,328)
PEO | Barry McCarthy [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	27,248,168
PEO | Barry McCarthy [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,162,034)	0
PEO | Barry McCarthy [Member] | Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	5,136,490
PEO | Barry McCarthy [Member] | Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	979,130	0
PEO | Barry McCarthy [Member] | Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | John Foley [Member] | Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(15,091,152)	(16,800,028)
PEO | John Foley [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		527,703	23,045,322
PEO | John Foley [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(96,540,499)	130,608,577
PEO | John Foley [Member] | Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		659,720	3,343,796
PEO | John Foley [Member] | Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(83,868,199)	82,325,555
PEO | John Foley [Member] | Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
Non-PEO NEO | Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,770,654)	(12,350,637)	(8,908,566)
Non-PEO NEO | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,070,695	2,443,442	12,178,043
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(452,736)	(31,423,232)	83,639,367
Non-PEO NEO | Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	443,824	647,513	1,746,861
Non-PEO NEO | Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	352,806	(48,252,447)	54,684,772
Non-PEO NEO | Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (183,530)	$ (4,283,846)	$ 0